Pension and Post Retirement Benefits - Fair values of U.S. and International pension plan assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 520.2	$ 463.8
Group annuity contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.3	2.1
U S Small Mid Cap Equity [Member] | Common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.9	15.7
U S Small Mid Cap Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.7	14.5
Corporate Bond Securities [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19.4	23.1
Corporate Bond Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49.8	86.1
Corporate Bond Securities [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57.0	31.7
Corporate Bond Securities [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.2
Government Bond [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.0	10.1
Government Bond [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.9	30.4
Government Bond [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70.2	28.5
Government Bond [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30.9	23.9
U S Large Cap Equity Securities [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63.2	53.9
U S Large Cap Equity Securities [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27.0	18.7
U S Large Cap Equity Securities [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.6	1.9
International Equity [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.6	1.6
International Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74.3	64.3
International Equity [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.1	3.5
Emerging Markets International Equity [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.0	3.8
Emerging Markets International Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.7	15.2
Other Plan Assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.6	3.7
Other Plan Assets [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.1	4.5
Other Plan Assets [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.8	4.3
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.9	15.8
Cash and Cash Equivalents [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.0	0.8
Cash and Cash Equivalents [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.0	0.7
FX Contracts [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5.0
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	137.6	128.4
Level 1 [Member] | Group annuity contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U S Small Mid Cap Equity [Member] | Common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.9	15.7
Level 1 [Member] | U S Small Mid Cap Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Corporate Bond Securities [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19.4	23.1
Level 1 [Member] | Corporate Bond Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Corporate Bond Securities [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Corporate Bond Securities [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Government Bond [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.0	10.1
Level 1 [Member] | Government Bond [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Government Bond [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Government Bond [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U S Large Cap Equity Securities [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	63.2	53.9
Level 1 [Member] | U S Large Cap Equity Securities [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U S Large Cap Equity Securities [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | International Equity [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.6	1.6
Level 1 [Member] | International Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | International Equity [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Emerging Markets International Equity [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.0	3.8
Level 1 [Member] | Emerging Markets International Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Other Plan Assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.6	3.7
Level 1 [Member] | Other Plan Assets [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Other Plan Assets [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.9	15.8
Level 1 [Member] | Cash and Cash Equivalents [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Cash and Cash Equivalents [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.7
Level 1 [Member] | FX Contracts [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	382.0	335.4
Level 2 [Member] | Group annuity contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.3	2.1
Level 2 [Member] | U S Small Mid Cap Equity [Member] | Common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | U S Small Mid Cap Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.7	14.5
Level 2 [Member] | Corporate Bond Securities [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | Corporate Bond Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49.2	86.1
Level 2 [Member] | Corporate Bond Securities [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57.0	31.7
Level 2 [Member] | Corporate Bond Securities [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.2
Level 2 [Member] | Government Bond [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | Government Bond [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.9	30.4
Level 2 [Member] | Government Bond [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70.2	28.5
Level 2 [Member] | Government Bond [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30.9	23.9
Level 2 [Member] | U S Large Cap Equity Securities [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | U S Large Cap Equity Securities [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27.0	18.7
Level 2 [Member] | U S Large Cap Equity Securities [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.6	1.9
Level 2 [Member] | International Equity [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | International Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74.3	64.3
Level 2 [Member] | International Equity [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.1	3.5
Level 2 [Member] | Emerging Markets International Equity [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | Emerging Markets International Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.7	15.2
Level 2 [Member] | Other Plan Assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | Other Plan Assets [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.1	4.5
Level 2 [Member] | Other Plan Assets [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.8	4.3
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member] | Cash and Cash Equivalents [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.0	0.8
Level 2 [Member] | Cash and Cash Equivalents [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.0
Level 2 [Member] | FX Contracts [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5.0
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.6		13.5
Level 3 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.6		0.1
Level 3 [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			13.4
Level 3 [Member] | Group annuity contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U S Small Mid Cap Equity [Member] | Common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U S Small Mid Cap Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Corporate Bond Securities [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Corporate Bond Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.6
Level 3 [Member] | Corporate Bond Securities [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Corporate Bond Securities [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Government Bond [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Government Bond [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Government Bond [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Government Bond [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U S Large Cap Equity Securities [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U S Large Cap Equity Securities [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | U S Large Cap Equity Securities [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | International Equity [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | International Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | International Equity [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Emerging Markets International Equity [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Emerging Markets International Equity [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Other Plan Assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Other Plan Assets [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Other Plan Assets [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Cash and Cash Equivalents [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Cash and Cash Equivalents [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | FX Contracts [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets